Income Statement (Parenthetical) R in Millions, $ in Millions, $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2019 ZAR (R)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)
Statement
Increase (decrease) in earnings for the period (as a percent)		(72.00%)
Earnings for the period	[1]	R 4,506			R 6,074
Increase (decrease) in Brent crude oil price		(9.00%)
Earnings before interest and tax (EBIT)		R 9,853			9,697
Finance charges		(2,636)			(1,253)
Tetramerization value chain
Statement
Impairment				$ (526)	(7,400)
EO/EG value chain
Statement
Impairment				$ (388)	(5,500)
Ammonia value chain
Statement
Impairment					(3,300)
Canadian shale gas assets
Statement
Impairment			$ (181)		R (1,900)
Lake Charles Chemicals Project (LCCP)
Statement
Earnings before interest and tax (EBIT)		(2,800)
Finance charges		R (2,000)

[1]	Earnings decreased by 72% to R4.5 billion compared to the prior period. This resulted from a 9% decrease in the rand per barrel price of Brent crude oil, softer global chemical prices and refining margins, lower productivity at our Mining operations and a negative contribution from the LCCP. As the LCCP units progress through the sequential beneficial operation schedule, our revenues do not yet match the costs expensed. We do expect that for the second half of FY20 revenue will match the costs expensed better. The LCCP negatively impacted earnings by R2.8 billion. Earnings were further impacted by approximately R2.0 billion in finance charges for the period as the LCCP units reach beneficial operation.